Segment Data (Schedule Of Operating Segment Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,343,058	$ 1,360,723
Direct operating expenses	594,866	614,434
Selling, general and administrative expenses	406,435	424,575
Depreciation and amortization	182,182	175,366
Corporate expenses	80,642	68,251
Other operating income, net	2,395	3,124
Operating income	81,328	81,221
Intersegment revenues	12,937	13,768
Capital expenditures	61,620	72,647
Share-based compensation expense	5,517	6,897
CCME [Member]
Segment Reporting Information [Line Items]
Revenue	656,566	671,510
Direct operating expenses	203,119	216,379
Selling, general and administrative expenses	241,783	241,920
Depreciation and amortization	67,832	67,056
Operating income	143,832	146,155
Capital expenditures	14,244	10,152
Share-based compensation expense	1,492	1,214
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	286,461	280,151
Direct operating expenses	137,547	144,410
Selling, general and administrative expenses	54,610	52,579
Depreciation and amortization	48,685	42,958
Operating income	45,619	40,204
Intersegment revenues	83	770
Capital expenditures	12,895	25,336
Share-based compensation expense	894	1,932
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	363,749	371,132
Direct operating expenses	249,842	249,643
Selling, general and administrative expenses	85,382	100,570
Depreciation and amortization	50,993	49,035
Operating income	(22,468)	(28,116)
Capital expenditures	25,908	27,662
Share-based compensation expense	735	1,209
Other [Member]
Segment Reporting Information [Line Items]
Revenue	49,219	51,698
Direct operating expenses	6,494	6,539
Selling, general and administrative expenses	35,461	40,737
Depreciation and amortization	9,982	12,853
Operating income	(2,718)	(8,431)
Intersegment revenues	12,854	12,998
Capital expenditures	2,103	2,388
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	4,690	3,464
Corporate expenses	80,642	68,251
Other operating income, net	2,395	3,124
Operating income	(82,937)	(68,591)
Capital expenditures	6,470	7,109
Share-based compensation expense	2,396	2,542
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(12,937)	(13,768)
Direct operating expenses	(2,136)	(2,537)
Selling, general and administrative expenses	$ (10,801)	$ (11,231)